Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 5,661	$ 5,624	$ 4,261
Revenue from external customers	5,661	5,624	4,261	[1]
EBITDA	2,111	2,228	1,517
Capital expenditures	809	973	922
Additions	116	150
Additions	693	823
Depreciation	(978)	(999)	(804)	[1]
Amortization	(360)	(345)	(310)	[1]
Share of profit in joint ventures	42	32	210	[1]
Other operating income (expenses), net	10	(2)	5	[1]
Interest and other financial expenses	(712)	(617)	(495)	[1]
Interest and other financial income	28	18	23	[1]
Revaluation of previously held interests in Guatemala	0	0	670	[1]
Other non-operating (expenses) income, net	36	(78)	(49)	[1]
Profit (loss) from other joint ventures and associates, net	(3)	0	(40)	[1]
Profit (loss) before taxes from continuing operations	175	238	728	[1]
Service Revenue
Disclosure of operating segments [line items]
Revenue	5,250	5,171	3,997
Revenue from external customers	5,250	5,171	3,997
Telephone and equipment
Disclosure of operating segments [line items]
Revenue	411	454	263
Operating segments
Disclosure of operating segments [line items]
Revenue	6,292	6,230	6,242
Inter-segment revenue	28	28	27
Revenue from external customers	6,264	6,202	6,216
EBITDA	2,609	2,638	2,640
Capital expenditures	883	1,028	1,111
Depreciation	(978)	(999)	(804)
Amortization	(360)	(345)	(310)
Share of profit in joint ventures	42	32	210
Other operating income (expenses), net	10	(2)	5
Interest and other financial expenses	(712)	(617)	(495)
Interest and other financial income	28	18	23
Revaluation of previously held interests in Guatemala	0	0	670
Other non-operating (expenses) income, net	36	(78)	(49)
Profit (loss) from other joint ventures and associates, net	(3)	0	(40)
Unallocated expenses and other reconciling items	(225)	(148)	(864)
Profit (loss) before taxes from continuing operations	175	238	728
Operating segments | Honduras
Disclosure of operating segments [line items]
Profit (loss) from other joint ventures and associates, net	(272)	(262)	(259)
Operating segments | Service Revenue
Disclosure of operating segments [line items]
Revenue	5,842	5,739	5,739
Operating segments | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	450	491	503
Operating segments | Reportable segments | Guatemala
Disclosure of operating segments [line items]
Revenue	1,564	1,618	1,601
Inter-segment revenue	8	8	7
Revenue from external customers	1,556	1,611	1,593
EBITDA	807	857	857
Capital expenditures	183	197	197
Operating segments | Reportable segments | Colombia
Disclosure of operating segments [line items]
Revenue	1,313	1,335	1,414
Inter-segment revenue	3	4	4
Revenue from external customers	1,311	1,331	1,409
EBITDA	420	404	441
Capital expenditures	161	277	318
Operating segments | Reportable segments | Panama
Disclosure of operating segments [line items]
Revenue	719	651	633
Inter-segment revenue	2	2	2
Revenue from external customers	717	649	631
EBITDA	296	298	281
Capital expenditures	100	106	128
Operating segments | Reportable segments | Bolivia
Disclosure of operating segments [line items]
Revenue	613	621	623
Inter-segment revenue	0	0	0
Revenue from external customers	613	621	623
EBITDA	224	242	249
Capital expenditures	92	124	119
Operating segments | Reportable segments | Honduras
Disclosure of operating segments [line items]
Revenue	612	586	589
Inter-segment revenue	5	4	4
Revenue from external customers	607	582	586
EBITDA	272	262	259
Capital expenditures	103	78	81
Operating segments | Reportable segments | Paraguay
Disclosure of operating segments [line items]
Revenue	568	556	555
Inter-segment revenue	3	2	2
Revenue from external customers	565	554	553
EBITDA	236	245	242
Capital expenditures	97	107	114
Operating segments | Reportable segments | Service Revenue | Guatemala
Disclosure of operating segments [line items]
Revenue	1,339	1,373	1,365
Operating segments | Reportable segments | Service Revenue | Colombia
Disclosure of operating segments [line items]
Revenue	1,268	1,253	1,319
Operating segments | Reportable segments | Service Revenue | Panama
Disclosure of operating segments [line items]
Revenue	669	624	608
Operating segments | Reportable segments | Service Revenue | Bolivia
Disclosure of operating segments [line items]
Revenue	601	608	612
Operating segments | Reportable segments | Service Revenue | Honduras
Disclosure of operating segments [line items]
Revenue	572	549	548
Operating segments | Reportable segments | Service Revenue | Paraguay
Disclosure of operating segments [line items]
Revenue	544	530	526
Operating segments | Reportable segments | Telephone and equipment | Guatemala
Disclosure of operating segments [line items]
Revenue	225	245	236
Operating segments | Reportable segments | Telephone and equipment | Colombia
Disclosure of operating segments [line items]
Revenue	45	83	95
Operating segments | Reportable segments | Telephone and equipment | Panama
Disclosure of operating segments [line items]
Revenue	50	27	25
Operating segments | Reportable segments | Telephone and equipment | Bolivia
Disclosure of operating segments [line items]
Revenue	11	13	12
Operating segments | Reportable segments | Telephone and equipment | Honduras
Disclosure of operating segments [line items]
Revenue	39	37	41
Operating segments | Reportable segments | Telephone and equipment | Paraguay
Disclosure of operating segments [line items]
Revenue	24	26	30
Operating segments | Other reportable segments
Disclosure of operating segments [line items]
Revenue	902	861	827
Inter-segment revenue	7	7	8
Revenue from external customers	895	854	820
EBITDA	352	330	310
Capital expenditures	148	138	154
Operating segments | Other reportable segments | Service Revenue
Disclosure of operating segments [line items]
Revenue	847	801	762
Operating segments | Other reportable segments | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	55	60	66
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(631)	(605)	(1,982)
EBITDA	(498)	(409)	(1,123)
Capital expenditures	(73)	(55)	(188)
Elimination of intersegment amounts | Service Revenue
Disclosure of operating segments [line items]
Revenue	(591)	(568)	(1,741)
Elimination of intersegment amounts | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	$ (39)	$ (37)	$ (240)

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.